COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Cost of revenues
Cost of revenues

	For the year ended December 31,
	2018	2017	2016
Salaries, employee benefits and social security taxes	(293,171)	(239,013)	(176,320)
Shared-based compensation expense	(4,248)	(5,666)	(917)
Depreciation and amortization expense	(4,022)	(4,339)	(4,281)
Travel and housing	(6,623)	(6,631)	(6,586)
Office expenses	(2,082)	(1,692)	(1,084)
Professional services	(5,248)	(5,005)	(1,754)
Promotional and marketing expenses	(1,575)	(244)	(170)
Recruiting, training and other employee expenses	(1,382)	(415)	(216)
Taxes	(203)	(166)	(67)
TOTAL	(318,554)	(263,171)	(191,395)

Selling, general and administrative expense
Selling, general and administrative expenses

	For the year ended December 31,
	2018	2017	2016
Salaries, employee benefits and social security taxes	(47,805)	(41,956)	(29,842)
Shared-based compensation expense	(8,665)	(8,798)	(2,703)
Rental expenses	(17,185)	(13,739)	(12,032)
Office expenses	(11,602)	(11,800)	(10,200)
Professional services	(13,754)	(9,885)	(7,599)
Travel and housing	(6,259)	(4,460)	(5,054)
Taxes	(6,126)	(6,140)	(5,010)
Depreciation and amortization expense	(16,521)	(11,789)	(6,637)
Recruiting, training and other employee expenses	(1,507)	(941)	(761)
Promotional and marketing expenses	(3,763)	(1,305)	(1,123)
TOTAL	(133,187)	(110,813)	(80,961)